Contents of Significant Accounts - Post-Employment Benefits - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($) yr	Dec. 31, 2016 TWD ($) yr	Dec. 31, 2015 TWD ($)
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Actual returns on plan assets	$ 7	$ 11
Expected pension fund contribution in 2018	$ 94
Weighted-average durations of defined benefit obligation | yr	11	12
Defined benefit plan [Member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Percentages of employees' total monthly salaries and wages to pension fund	2.00%	2.00%	2.00%
Pension expenses	$ 80	$ 94	$ 111
Defined contribution plan [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Minimum percentage of employees' monthly salary or wages as monthly contributions to defined contribution plan	6.00%	6.00%	6.00%
Pension expenses	$ 1,256	$ 1,220	$ 1,151